Cash and cash equivalents	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents
Cash and cash equivalents

5.                            Cash and cash equivalents

As of December 31, cash and cash equivalents consist of:

	2012	2011

Cash	$6,912	$4,142
Cash equivalents (1)	67,740	75,109

	$74,652	$79,251

(1)                       The Company’s cash equivalents consist mainly of treasury bills with original maturities less than 20 days.